Commitments and contingencies (Details)																																12 Months Ended
	Dec. 31, 2014 USD ($) drillship rig contract	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Guarantees to customers of the Company's own performance USD ($)	Dec. 31, 2013 Guarantees to customers of the Company's own performance USD ($)	Dec. 31, 2014 Guarantee in favor of banks USD ($)		Dec. 31, 2013 Guarantee in favor of banks USD ($)		Dec. 31, 2014 Guarantee in favor of banks Archer Limited USD ($)	Dec. 31, 2014 Guarantee in favor of banks Archer Limited EUR (€)	Dec. 31, 2013 Guarantee in favor of banks Archer Limited USD ($)	Dec. 31, 2013 Guarantee in favor of banks Archer Limited EUR (€)	Dec. 31, 2014 Guarantee in favor of suppliers USD ($)		Dec. 31, 2013 Guarantee in favor of suppliers USD ($)		Dec. 31, 2014 Guarantee in favor of suppliers Archer Limited USD ($)		Dec. 31, 2014 Guarantee in favor of suppliers Archer Limited GBP (£)		Dec. 31, 2013 Guarantee in favor of suppliers Archer Limited GBP (£)	Dec. 31, 2014 Guarantee in favor of suppliers Seabras Sapura Participacoes USD ($)	Dec. 31, 2014 Guarantee in favor of suppliers Seabras Sapura Participacoes EUR (€)	Dec. 31, 2013 Guarantee in favor of suppliers Seabras Sapura Participacoes USD ($)	Dec. 31, 2013 Guarantee in favor of suppliers Seabras Sapura Participacoes EUR (€)	Dec. 31, 2014 Guarantee in favor of suppliers Seabras Sapura Holding USD ($)	Dec. 31, 2013 Guarantee in favor of suppliers Seabras Sapura Holding USD ($)	Dec. 31, 2014 Guarantee in favor of Variable Interest Entities USD ($)	Dec. 31, 2013 Guarantee in favor of Variable Interest Entities USD ($)	Dec. 31, 2014 Euro Member Countries, Euro Guarantee in favor of banks Archer Limited USD ($)	Dec. 31, 2013 Euro Member Countries, Euro Guarantee in favor of banks Archer Limited USD ($)	Dec. 31, 2014 Sevan Drilling ASA USD ($)
Commitments and Contingencies Disclosure [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 17,772,000,000	$ 18,301,580,000
Marketable securities pledged as collateral	325,000,000	666,000,000
Number of newbuilding contracts	16
Number of new building contracts for semi submersible rigs	3
Number of new building contracts for jack up rigs	8
Number of newbuilding contracts for drillships	5
Maturity schedule for contractual commitments [Abstract]
2015	4,722,000,000
2016	667,000,000
2017	0
2018	0
2019	0
2020 and thereafter	0
Purchase commitments	5,389,000,000	7,683,000,000																														424,000,000
Purchase Obligation, minimum deferred delivery period																																12 months
Purchase Obligation, exercisable interval period																																6 months
Purchase Obligation, maximum deferred delivery period																																36 months
Guarantor Obligations [Line Items]
Maximum potential future payment	$ 8,404,000,000	$ 10,506,000,000	$ 1,824,000,000	$ 1,541,000,000	$ 1,254,000,000	[1]	$ 970,000,000	[1]	$ 370,000,000	€ 72,000,000	$ 200,000,000	€ 56,000,000	$ 3,898,000,000	[1],[2]	$ 6,321,000,000	[1],[2]	$ 40,000,000	[2]	£ 26,000,000	[2]	£ 0	$ 60,000,000	€ 47,000,000	$ 64,000,000	€ 47,000,000	$ 375,000,000	$ 625,000,000	$ 1,428,000,000	$ 1,674,000,000	$ 92,000,000	$ 77,000,000

[1]	Within guarantees in favor of banks are guarantees provided on behalf of Archer of $370 million and EUR72 million ($92 million) (2013 200 million and EUR56 million ($77 million)). Guarantees in favor of suppliers includes guarantees on behalf of Archer of GBP 26 million ($40 million) (2013 nil). See Note 31 to the consolidated financial statements included herein.
[2]	Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR 47 million ($60 million) and $375 million respectively (2013 EUR 47 million ($64 million) and $625 million respectively). See Note 17 to the consolidated financial statements included herein.